SERVICING RIGHTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
SERVICING RIGHTS
Summary of mortgage servicing rights capitalized and amortized, along with the aggregate activity in related valuation allowances

    The following summarizes mortgage servicing rights capitalized and amortized, along with the aggregate activity in related valuation allowances (dollars in thousands):

	Six Months Ended June 30, 2014	Year Ended December 31, 2013	Six Months Ended June 30, 2013
Balance at beginning of period	$1,129	$638	$638
Additions from loans sold with servicing retained	75	675	225
Amortization	(143)	(184)	(80)

Balance at end of period	$1,061	$1,129	$783

 The following summarizes mortgage servicing rights capitalized and amortized, along with the aggregate activity in related valuation allowances (dollars in thousands):

	December 31, 2013	December 31, 2012
Balance at beginning of period	$638	$400
Additions from loans sold with servicing retained	675	344
Amortization	(184)	(106)

Book value of MSRs at end of period	$1,129	$638